Investments in subsidiaries - Commentary (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
HSBC Overseas Holdings (UK) Limited
Disclosure of subsidiaries [line items]
Reversal of impairment of subsidiaries	$ 2.5
Investments in subsidiaries	32.8	$ 33.1
HSBC Overseas Holdings (UK) Limited | Accumulated impairment losses
Disclosure of subsidiaries [line items]
Investments in subsidiaries	4.7	$ 7.2
HSBC Bank Canada
Disclosure of subsidiaries [line items]
Recoverable amount	10.8
Recoverable amount, premium to book value	$ 3.7